Earnings per share - Earnings per share (Detail) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Income from continuing operations			€ 1,192	[1],[2]	€ 1,310	[1],[2]	€ 1,028	[3]
Profit (loss) from continuing operations attributable to non-controlling interests	[3]		5		7		11
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	[3]		1,186		1,303		1,017
Profit (loss) from discontinued operations, total	[4]		(19)	[1],[2]	(213)	[1],[2]	843	[3],[5]
Profit (loss) from discontinued operations attributable to non-controlling interests	[3]						203
Income from discontinued operations attributable to owners of parent	[3]		(19)		213		639
Profit (loss), attributable to owners of parent, total	[3]		€ 1,167		€ 1,090		€ 1,657
Weighted average number of ordinary shares outstanding	[3]		902,981,911		922,987,190		928,797,650
Incremental shares from assumed conversions of options	[3]		1,288,001		2,007,703		3,161,267
Incremental shares from assumed conversions of performance shares	[3]		5,896,049		8,632,652		10,757,785
Incremental shares from assumed conversions of restricted share rights	[3]		2,524,606		2,223,382		2,008,162
Incremental shares from assumed conversions of forward contracts	[3]						407,193
Dilutive potential common shares	[3]		9,708,656		12,863,738		16,334,406
Diluted weighted average number of shares (after deduction of treasury shares) during the year	[3]		912,690,567		935,850,928		945,132,056
Basic earnings (loss) per share from continuing operations attributable to shareholders	[3]		€ 1.31		€ 1.41		€ 1.10
Basic earnings (loss) per share from discontinued operations	[3]		(0.02)		(0.23)		0.69
Basic earnings (loss) per share	[3]		1.29		1.18		1.78
Diluted earnings (loss) per share from continuing operations attributable to shareholders	[3]		1.30		1.39		1.08
Diluted earnings (loss) per share from discontinued operations	[3]		(0.02)		(0.23)		0.68
Diluted earnings (loss) per share	[3]		1.28		1.16		1.75
Dividends paid, ordinary shares per share		€ 0.85	€ 0.85	[3]	€ 0.80	[3]	€ 0.80	[3]

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[5]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.